Property, plant, and equipment (Details) - Schedule of property, plant, and equipment - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning	$ 1,603,679	$ 1,484,836
Additions	999,587	361,756
Disposals
Depreciation	(268,845)	(245,058)
Impairment
Currency translation adjustment		2,145
Balance as of ending	2,334,421	1,603,679
Uranium Plants [Member]
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning	1,309,515	1,196,108
Additions	758,747	282,339
Disposals
Depreciation	(162,208)	(168,932)
Impairment
Currency translation adjustment
Balance as of ending	1,906,054	1,309,515
Other property, plant and equipment [member]
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning	214,748	288,728
Additions	172,198
Disposals
Depreciation	(78,646)	(73,980)
Impairment
Currency translation adjustment
Balance as of ending	308,300	214,748
Furniture [Member]
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning	16,470
Additions	8,507	16,471
Disposals
Depreciation	(4,377)	(2,146)
Impairment
Currency translation adjustment		2,145
Balance as of ending	20,600	16,470
Buildings [member]
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning	62,946
Additions		62,946
Disposals
Depreciation	(2,316)
Impairment
Currency translation adjustment
Balance as of ending	60,630	62,946
Software [Member]
Property, plant, and equipment (Details) - Schedule of property, plant, and equipment [Line Items]
Balance as of beginning
Additions	60,135
Disposals
Depreciation	(21,298)
Impairment
Currency translation adjustment
Balance as of ending	$ 38,837